UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-09155
Investment Company Act File Number
Eaton Vance New Jersey Municipal Income Trust
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
November 30
Date of Fiscal Year End
August 31, 2011
Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance
New Jersey Municipal Income Trust
August 31, 2011

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 162.6%

	Principal
	Amount
Security	(000’s omitted)	Value
Bond Bank — 1.1%
New Jersey Environmental Infrastructure Trust, 4.00%, 9/1/23	$650	$699,615

		$699,615

Education — 20.0%
New Jersey Educational Facilities Authority, (Georgian Court University), 5.00%, 7/1/27	$250	$252,628
New Jersey Educational Facilities Authority, (Georgian Court University), 5.00%, 7/1/33	250	240,035
New Jersey Educational Facilities Authority, (Georgian Court University), 5.25%, 7/1/37	220	214,518
New Jersey Educational Facilities Authority, (Kean University), 5.50%, 9/1/36	1,650	1,758,124
New Jersey Educational Facilities Authority, (Princeton University), 4.50%, 7/1/38(1)	3,500	3,600,380
New Jersey Educational Facilities Authority, (Stevens Institute of Technology), 5.00%, 7/1/27	1,650	1,667,342
New Jersey Educational Facilities Authority, (University of Medicine and Dentistry), 7.50%, 12/1/32	965	1,119,670
Rutgers State University, 5.00%, 5/1/39(1)	3,150	3,314,587

		$12,167,284

Electric Utilities — 4.2%
Puerto Rico Electric Power Authority, 5.25%, 7/1/25	$1,000	$1,031,660
Salem County Pollution Control Financing Authority, (Public Service Enterprise Group, Inc.), (AMT), 5.75%, 4/1/31	1,500	1,516,020

		$2,547,680

Escrowed/Prerefunded — 0.6%
New Jersey Transportation Trust Fund Authority, (Transportation System), Prerefunded to 12/15/18, 6.00%, 12/15/38	$285	$373,666

		$373,666

General Obligations — 6.7%
Monmouth County Improvement Authority, (Governmental Pooled Loan), 5.00%, 1/15/28(2)	$1,850	$2,083,415
Monmouth County Improvement Authority, (Governmental Pooled Loan), 5.00%, 1/15/30	1,795	1,995,591

		$4,079,006

Hospital — 21.8%
Camden County Improvement Authority, (Cooper Health System), 5.00%, 2/15/35	$90	$76,837
Camden County Improvement Authority, (Cooper Health System), 5.75%, 2/15/34	1,490	1,437,209
New Jersey Health Care Facilities Financing Authority, (AHS Hospital Corp.), 5.00%, 7/1/27	2,305	2,362,464
New Jersey Health Care Facilities Financing Authority, (Atlanticare Regional Medical Center), 5.00%, 7/1/37	2,355	2,357,190
New Jersey Health Care Facilities Financing Authority, (Chilton Memorial Hospital), 5.75%, 7/1/39	915	918,349
New Jersey Health Care Facilities Financing Authority, (Kennedy Health System), 5.625%, 7/1/31	1,525	1,524,878
New Jersey Health Care Facilities Financing Authority, (Robert Wood Johnson University Hospital), 5.00%, 7/1/31	1,000	1,026,670
New Jersey Health Care Facilities Financing Authority, (South Jersey Hospital), 5.00%, 7/1/46	2,530	2,436,592
New Jersey Health Care Facilities Financing Authority, (Virtua Health), 5.75%, 7/1/33	1,075	1,132,340

		$13,272,529

Housing — 3.8%
New Jersey Housing & Mortgage Finance Agency, (Single Family Housing), (AMT), 4.70%, 10/1/37	$680	$653,779
New Jersey Housing & Mortgage Finance Agency, (Single Family Housing), (AMT), 5.00%, 10/1/37	1,640	1,645,707

		$2,299,486

	Principal
	Amount
Security	(000’s omitted)	Value
Industrial Development Revenue — 13.0%
Middlesex County Pollution Control Authority, (Amerada Hess), 5.75%, 9/15/32	$500	$500,785
Middlesex County Pollution Control Authority, (Amerada Hess), 6.05%, 9/15/34	540	544,801
New Jersey Economic Development Authority, (Anheuser-Busch Cos., Inc.), (AMT), 4.95%, 3/1/47	1,610	1,564,405
New Jersey Economic Development Authority, (Continental Airlines), (AMT), 6.25%, 9/15/29	215	201,199
New Jersey Economic Development Authority, (Continental Airlines), (AMT), 9.00% to 6/1/13 (Put Date), 6/1/33	750	774,353
New Jersey Economic Development Authority, (New Jersey-American Water Co., Inc.), (AMT), 5.10%, 6/1/23	220	236,526
New Jersey Economic Development Authority, (New Jersey-American Water Co., Inc.), (AMT), 5.70%, 10/1/39	2,235	2,299,256
Virgin Islands Public Finance Authority, (HOVENSA LLC), (AMT), 4.70%, 7/1/22	2,080	1,759,992

		$7,881,317

Insured-Education — 1.2%
New Jersey Educational Facilities Authority, (Rowan University), (AGM), (FGIC), 3.00%, 7/1/28	$825	$707,702

		$707,702

Insured-Gas Utilities — 7.8%
New Jersey Economic Development Authority, (New Jersey Natural Gas Co.), (FGIC), (NPFG), (AMT), 4.90% to 10/1/25 (Put Date), 10/1/40	$4,575	$4,750,405

		$4,750,405

Insured-General Obligations — 2.3%
Lakewood Township, (AGC), 5.75%, 11/1/31	$1,240	$1,396,017

		$1,396,017

Insured-Hospital — 6.5%
New Jersey Health Care Facilities Financing Authority, (Hackensack University Medical Center), (AGC), 5.25%, 1/1/36(1)	$750	$769,635
New Jersey Health Care Facilities Financing Authority, (Meridian Health Center), Series II, (AGC), 5.00%, 7/1/38	1,200	1,213,416
New Jersey Health Care Facilities Financing Authority, (Meridian Health Center), Series V, (AGC), 5.00%, 7/1/38(1)	500	505,590
New Jersey Health Care Facilities Financing Authority, (Virtua Health), (AGC), 5.50%, 7/1/38	1,380	1,441,893

		$3,930,534

Insured-Housing — 5.6%
New Jersey Housing and Mortgage Finance Agency, (Multi-Family Housing), (AGM), (AMT), 5.05%, 5/1/34	$3,390	$3,389,932

		$3,389,932

Insured-Lease Revenue/Certificates of Participation — 4.5%
New Jersey Economic Development Authority, (School Facilities Construction), (AGC), 5.50%, 12/15/34	$1,500	$1,594,620
New Jersey Economic Development Authority, (School Facilities Construction), (FGIC), (NPFG), 5.50%, 9/1/28	1,000	1,123,660

		$2,718,280

Insured-Other Revenue — 1.8%
Hudson County Improvement Authority, (Harrison Parking), (AGC), 5.25%, 1/1/39	$1,015	$1,074,712

		$1,074,712

Insured-Special Tax Revenue — 12.3%
Garden State Preservation Trust, (AGM), 0.00%, 11/1/25	$6,000	$3,164,640
New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (XLCA), 0.00%, 7/1/26	4,315	1,986,108
New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (XLCA), 0.00%, 7/1/27	2,020	867,530
Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	7,185	435,411
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	5,445	643,381
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	3,425	377,846

		$7,474,916

	Principal
	Amount
Security	(000’s omitted)	Value
Insured-Student Loan — 3.9%
New Jersey Higher Education Student Assistance Authority, (AGC), (AMT), 6.125%, 6/1/30	$2,285	$2,384,009

		$2,384,009

Insured-Transportation — 4.2%
New Jersey Transportation Trust Fund Authority, (Transportation System), (AMBAC), (BHAC), 0.00%, 12/15/26	$1,960	$901,875
New Jersey Transportation Trust Fund Authority, (Transportation System), (BHAC), (FGIC), 0.00%, 12/15/31	4,000	1,310,080
South Jersey Transportation Authority, (AGC), 5.50%, 11/1/33	315	343,841

		$2,555,796

Insured-Water and Sewer — 3.3%
New Jersey Economic Development Authority, (United Water New Jersey, Inc.), (AMBAC), (AMT), 4.875%, 11/1/25	$1,940	$1,994,824

		$1,994,824

Lease Revenue/Certificates of Participation — 5.4%
New Jersey Economic Development Authority, (School Facilities Construction), 5.25%, 12/15/33	$1,500	$1,568,610
New Jersey Health Care Facilities Financing Authority, (Hospital Asset Transformation Program), 5.25%, 10/1/38	1,700	1,735,173

		$3,303,783

Other Revenue — 6.0%
Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/50	$7,200	$234,144
Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/55	13,280	206,239
New Jersey Economic Development Authority, (Duke Farms Foundation), 5.00%, 7/1/48	2,040	2,142,857
Port Authority of New York and New Jersey, (JFK International Air Terminal LLC), 6.00%, 12/1/42	435	442,299
Tobacco Settlement Financing Corp., 5.00%, 6/1/41	900	596,565

		$3,622,104

Senior Living/Life Care — 3.0%
New Jersey Economic Development Authority, (Cranes Mill, Inc.), 5.875%, 7/1/28	$465	$458,364
New Jersey Economic Development Authority, (Cranes Mill, Inc.), 6.00%, 7/1/38	770	735,412
New Jersey Economic Development Authority, (Seabrook Village), 5.25%, 11/15/36	815	660,240

		$1,854,016

Special Tax Revenue — 2.1%
New Jersey Economic Development Authority, (Newark Downtown District Management Corp.), 5.125%, 6/15/27	$100	$95,865
New Jersey Economic Development Authority, (Newark Downtown District Management Corp.), 5.125%, 6/15/37	175	156,704
Puerto Rico Sales Tax Financing Corp., 5.75%, 8/1/37	500	518,130
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	500	530,935

		$1,301,634

Student Loan — 4.0%
New Jersey Higher Education Student Assistance Authority, (AMT), Variable Rate, 1.204%, 6/1/36(1)(3)(4)	$2,500	$2,462,975

		$2,462,975

Transportation — 17.5%
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/35	$1,060	$1,093,825
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/40	1,080	1,109,181
New Jersey Transportation Trust Fund Authority, (Transportation System), 5.875%, 12/15/38	250	273,332
New Jersey Transportation Trust Fund Authority, (Transportation System), 6.00%, 12/15/38	530	584,256
New Jersey Turnpike Authority, 5.25%, 1/1/40	3,600	3,751,992
Port Authority of New York and New Jersey, 4.50%, 11/1/33	480	485,093
Port Authority of New York and New Jersey, (AMT), 5.75%, 3/15/35(1)	1,995	2,148,675

	Principal
	Amount
Security	(000’s omitted)	Value
South Jersey Port Authority, (Marine Terminal), 5.10%, 1/1/33	$1,175	$1,182,661

		$10,629,015

Total Tax-Exempt Investments — 162.6% (identified cost $97,451,876)		$98,871,237

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (55.0)%		$(33,426,394)

Other Assets, Less Liabilities — (7.6)%		$(4,632,971)

Net Assets Applicable to Common Shares — 100.0%		$60,811,872

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BHAC	-	Berkshire Hathaway Assurance Corp.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

XLCA	-	XL Capital Assurance, Inc.

The Trust invests primarily in debt securities issued by New Jersey municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 2011, 32.7% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.2% to 10.8% of total investments.

(1)		Security represents the municipal bond held by a trust that issues residual interest bonds.

(2)		Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(3)		Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $462,975.

(4)		Variable rate security. The stated interest rate represents the rate in effect at August 31, 2011.

A summary of open financial instruments at August 31, 2011 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Depreciation
12/11	145 U.S. 30-Year Treasury Bond	Short	$(19,689,500)	$(19,724,531)	$(35,031)

Interest Rate Swaps

		Annual	Floating	Effective Date/
	Notional	Fixed Rate	Rate	Termination	Net Unrealized
Counterparty	Amount	Paid By Trust	Paid To Trust	Date	Appreciation
Bank of America	$2,187,500	3.256%	3-month USD- LIBOR-BBA	November 11, 2011/ November 11, 2041	$15,510

The effective date represents the date on which the Trust and the counterparty to the interest rate swap contract begin interest payment accruals.

At August 31, 2011, the Trust had sufficient cash and/or securities to cover commitments under these contracts.

The Trust is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Trust holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. To hedge against this risk, the Trust enters into interest rate swap contracts. The Trust also purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At August 31, 2011, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary underlying risk exposure is interest rate risk was $15,510 and $35,031, respectively.

The cost and unrealized appreciation (depreciation) of investments of the Trust at August 31, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$87,931,300

Gross unrealized appreciation	$4,043,891
Gross unrealized depreciation	(2,558,954)

Net unrealized appreciation	$1,484,937

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At August 31, 2011, the hierarchy of inputs used in valuing the Trust’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$98,871,237	$—	$98,871,237

Total Investments	$—	$98,871,237	$—	$98,871,237

Interest Rate Swaps	$—	$15,510	$—	$15,510

Total	$—	$98,886,747	$—	$98,886,747

Liability Description

Futures Contracts	$(35,031)	$—	$—	$(35,031)

Total	$(35,031)	$—	$—	$(35,031)

The Trust held no investments or other financial instruments as of November 30, 2010 whose fair value was determined using Level 3 inputs. At August 31, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For information on the Trust’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Eaton Vance New Jersey Municipal Income Trust

By:	/s/ Thomas M. Metzold Thomas M. Metzold
President

Date:	October 25, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas M. Metzold Thomas M. Metzold
President

Date:	October 25, 2011

By:	/s/ Barbara E. Campbell Barbara E. Campbell
Treasurer

Date:	October 25, 2011